Putnam VT High Yield Fund
The fund's portfolio
9/30/20 (Unaudited)

CORPORATE BONDS AND NOTES (88.8%)(a)
		Principal amount	Value
Advertising and marketing services (0.9%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$200,000	$192,050
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24		191,000	185,155
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		140,000	142,100
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25		200,000	206,000
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		95,000	91,200
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		680,000	685,100

			1,501,605
Automotive (1.4%)
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		405,000	464,337
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		215,000	221,719
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		270,000	264,897
General Motors Co. sr. unsec. notes 6.125%, 10/1/25		230,000	267,182
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		155,000	174,649
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		395,000	403,888
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		475,000	492,670

			2,289,342
Basic materials (9.7%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		30,000	28,829
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		320,000	328,000
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)		395,000	497,206
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		310,000	310,775
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		400,000	403,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		235,000	239,406
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		150,000	153,375
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		220,000	226,600
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		345,000	338,100
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		320,000	323,568
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		515,000	529,163
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		245,000	263,375
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		262,000	280,668
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		250,000	235,313
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		399,000	407,698
Cemex SAB de CV 144A company guaranty sr. notes 7.375%, 6/5/27 (Mexico)		200,000	216,102
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		225,000	227,531
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	204,193
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		455,000	529,085
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28		150,000	150,750
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		310,000	334,800
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		185,000	190,088
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	256,250
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)		315,000	320,119
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (France)		250,000	255,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		200,000	197,822
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		360,000	346,950
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		165,000	173,489
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		165,000	170,603
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		205,000	227,300
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		285,000	290,700
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		205,000	206,281
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		360,000	372,953
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		355,000	361,213
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	79,200
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)		205,000	207,880
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	208,500
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		180,000	184,973
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		100,000	103,500
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		90,000	90,319
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		45,000	45,563
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		155,000	155,388
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		110,000	105,600
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		650,000	667,875
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		215,000	211,177
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		435,000	447,506
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		565,000	688,594
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		490,000	519,400
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		390,000	429,469
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		390,000	422,840
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25		265,000	247,444
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		265,000	273,613
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		90,000	88,650
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		45,000	46,913
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		92,000	94,875
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29		130,000	130,325
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		505,000	518,256
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		245,000	260,313
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		235,000	242,685

			16,067,163
Broadcasting (3.1%)
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		345,000	244,088
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		720,000	374,850
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		260,000	226,200
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		370,000	314,500
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		630,000	681,975
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		160,000	166,684
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		447,569	440,855
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		160,000	162,968
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		555,000	582,961
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		175,000	162,313
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		610,000	636,688
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		370,000	339,013
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		170,000	181,900
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		340,000	331,925
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		380,000	360,050

			5,206,970
Building materials (1.1%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		100,000	103,750
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		160,000	162,600
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		89,000	93,228
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		275,000	280,239
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		110,000	110,550
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		130,000	138,288
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		125,000	133,304
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		270,000	266,489
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		115,000	119,600
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	31,125
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		470,000	448,850

			1,888,023
Capital goods (7.9%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		405,000	416,644
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28		260,000	252,200
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		230,000	244,679
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		225,000	232,313
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		490,000	487,452
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		285,000	295,916
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		325,000	331,175
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		235,000	246,750
Berry Global, Inc. 144A notes 4.50%, 2/15/26		110,000	111,100
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		50,000	50,646
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		370,000	280,623
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		95,000	72,912
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		385,000	405,213
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		125,000	135,609
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		215,000	223,063
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		220,000	228,250
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		400,000	474,500
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		305,000	314,943
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		195,000	211,575
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		495,000	521,606
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		525,000	538,372
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		390,000	403,650
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28		340,000	343,400
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		125,000	135,391
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		210,000	220,196
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		345,000	356,213
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		525,000	483,000
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		225,000	228,094
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		785,000	725,466
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		375,000	401,250
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		380,000	394,364
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		245,000	243,775
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		385,000	386,513
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		275,000	264,289
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		60,000	65,250
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		695,000	725,785
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		285,000	301,209
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		255,000	265,013
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		595,000	602,134
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		345,000	378,008
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		170,000	185,181

			13,183,722
Commercial and consumer services (2.1%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		480,000	502,800
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		130,000	131,463
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		65,000	68,331
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		298,000	312,900
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		165,000	195,938
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		265,000	299,450
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		95,000	106,163
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		355,000	369,644
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		285,000	290,344
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		165,000	158,275
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		310,000	313,875
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		310,000	331,700
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		380,000	418,217

			3,499,100
Communication services (9.8%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	199,106
Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		200,000	211,706
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		345,000	383,381
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		510,000	486,433
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		510,000	534,429
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	404,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,965,000	2,129,569
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		210,000	219,188
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		145,000	152,257
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		165,000	171,600
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		380,000	399,000
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		238,000	241,225
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,385,000	1,485,413
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		265,000	281,563
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		200,000	201,500
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		865,000	887,058
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)		565,000	235,888
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		400,000	403,200
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)		925,000	605,875
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		570,000	590,492
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		150,000	154,125
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		235,000	238,600
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		165,000	162,938
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		110,000	117,975
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		690,000	862,500
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		330,000	398,767
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		1,140,000	1,309,575
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		225,000	235,406
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		210,000	224,154
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		595,000	636,495
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		55,000	62,404
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		325,000	364,696
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		325,000	341,900
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	199,000
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		60,000	59,054
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28		145,000	149,669
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		400,000	413,500
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		175,000	183,313

			16,336,954
Consumer (0.8%)
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		455,000	482,016
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		215,000	220,913
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		240,000	249,000
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25		95,000	97,731
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		195,000	198,900

			1,248,560
Consumer staples (7.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)(FWC)		150,000	151,157
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		176,000	179,960
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		215,000	219,257
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		365,000	371,844
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		145,000	147,675
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		90,000	93,825
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		310,000	317,189
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		365,000	400,420
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		460,000	473,133
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		95,000	100,700
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		350,000	330,750
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		320,000	349,600
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		720,000	644,400
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		150,000	156,086
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		250,000	197,188
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		515,000	430,025
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		160,000	170,600
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		240,000	246,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		240,000	249,360
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		240,000	251,832
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		425,000	489,386
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		460,000	472,660
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		45,000	47,664
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		310,000	327,455
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		220,000	237,600
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		490,000	510,825
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		35,000	36,488
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		70,000	70,809
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		314,000	331,270
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		305,000	314,150
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		250,000	307,500
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	134,100
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		715,000	853,142
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		165,000	194,477
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		95,000	108,300
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		175,000	188,781
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		295,000	314,175
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		298,000	297,628
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		394,000	388,090
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		300,000	312,750
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		160,000	160,000
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	259,200
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		60,000	66,543

			11,903,994
Energy (9.9%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		355,000	369,988
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		325,000	315,656
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		175,000	166,250
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		340,000	277,100
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		165,000	147,778
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		100,000	94,500
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		65,000	61,953
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		465,000	425,475
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		354,000	348,690
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		165,000	93,225
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		405,000	386,852
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		350,000	398,942
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		305,000	339,508
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		140,000	144,018
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		185,000	189,662
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		280,000	263,200
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		145,000	125,606
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		145,000	143,550
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		410,000	390,730
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		235,000	239,113
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		420,000	399,000
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		400,000	516,500
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		155,000	199,756
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		125,000	126,459
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		125,000	129,793
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		165,000	177,992
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		685,000	688,425
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		340,000	349,350
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		890,000	604,933
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		50,000	50,500
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	344,351
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		640,000	651,987
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		75,000	73,125
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		350,000	340,648
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		399,000	391,387
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		150,000	51,000
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		125,000	60,156
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		155,000	76,338
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		255,000	254,890
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		175,000	169,313
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		55,000	51,652
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		155,000	215,029
Noble Energy, Inc. sr. unsec. sub. notes 3.90%, 11/15/24		230,000	251,657
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23 (In default)(NON)		315,000	73,238
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22 (In default)(NON)		75,000	17,438
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		215,000	198,338
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		110,000	93,327
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		330,000	281,325
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		215,000	197,039
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		270,000	267,300
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		155,000	128,650
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		450,000	288,000
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		230,000	231,725
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	64,408
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		300,000	159,000
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	60,075
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		12,000	9,300
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		85,000	80,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25		85,000	85,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		410,000	371,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		130,000	139,061
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		155,000	161,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		140,000	136,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		95,000	95,100
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		128,700	114,543
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		235,000	188,348
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		55,000	22,550
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		315,000	312,244
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		150,000	148,743
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		275,000	270,875
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		255,000	288,150
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		85,000	87,975
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		235,000	231,037
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		255,000	266,475
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		275,000	279,125

			16,444,314
Entertainment (1.1%)
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		85,000	75,650
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		160,000	136,600
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		60,000	63,600
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		485,000	402,550
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		35,000	33,863
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		205,000	197,825
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	172,678
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23		65,000	68,900
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		460,000	434,700
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		305,000	324,444

			1,910,810
Financials (8.8%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		275,000	273,625
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		195,000	204,578
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,160,000	1,588,184
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		360,000	514,908
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	152,775
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		270,000	300,105
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		195,000	202,313
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		220,000	232,760
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	242,476
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		500,000	537,500
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		685,000	761,180
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	217,807
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		270,000	272,700
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		205,000	224,649
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		295,000	300,837
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	269,325
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		245,000	271,534
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		310,000	313,875
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		335,000	347,144
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		135,000	138,480
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		365,000	380,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		185,000	192,733
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		180,000	182,250
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		260,000	243,672
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		420,000	406,350
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		330,000	307,930
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		305,000	263,825
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	115,000	256,079
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$328,000	343,990
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		630,000	652,797
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		375,000	402,188
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		150,000	152,904
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		270,000	269,663
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		250,000	253,125
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		505,000	488,588
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		120,000	127,524
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		125,000	138,438
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	178,752
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		255,000	282,999
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		205,000	227,483
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		330,000	343,200
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		420,000	402,150
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		65,000	69,225
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	168,563
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		430,000	435,375

			14,537,071
Gaming and lottery (2.0%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		160,000	165,000
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		155,000	152,094
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		170,000	177,002
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		140,000	153,479
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		615,000	596,550
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		340,000	352,682
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		500,000	507,500
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		145,000	145,355
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	280,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		415,000	385,950
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		395,000	376,238
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		90,000	95,318

			3,387,768
Health care (7.8%)
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	341,475
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		395,000	433,513
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	275,000	319,328
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$235,000	241,169
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		290,000	312,475
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		145,000	153,700
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		220,000	226,283
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		495,000	506,756
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		300,000	310,500
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		155,000	158,131
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		680,000	732,700
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		250,000	264,794
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		145,000	152,794
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		940,000	918,850
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		245,000	240,835
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		296,000	216,080
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		340,000	328,950
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		340,000	392,700
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28		100,000	100,393
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		118,000	123,310
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		149,000	109,515
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		160,000	158,816
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		330,000	385,007
HCA, Inc. company guaranty sr. unsec. notes 5.625%, 9/1/28		5,000	5,720
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		655,000	723,775
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		150,000	152,832
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		170,000	173,825
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		100,000	104,375
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		65,000	66,950
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		146,000	111,690
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		65,000	66,300
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		125,000	126,875
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		59,000	61,803
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		435,000	482,037
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	132,399
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		125,000	125,156
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		110,000	110,550
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		155,000	159,993
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		75,000	80,625
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		620,000	636,864
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,020,000	1,038,523
Teva Pharmaceutical Finance IV BV company guaranty sr. unsec. unsub. notes 3.65%, 11/10/21 (Israel)		120,000	119,700
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		665,000	694,925
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		545,000	555,900

			12,858,891
Homebuilding (1.8%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		325,000	327,738
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		405,000	411,521
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		430,000	441,825
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		335,000	339,221
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		630,000	865,463
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		170,000	186,150
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		265,000	286,200
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		65,000	65,650

			2,923,768
Lodging/Tourism (0.7%)
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		135,000	151,287
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		365,000	370,813
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		105,000	117,182
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		370,000	360,750
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		130,000	132,275

			1,132,307
Media (1.2%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		375,000	367,500
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		310,000	306,900
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		420,000	427,875
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		225,000	232,718
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		418,000	419,045
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		65,000	63,196
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		110,000	114,125

			1,931,359
Publishing (0.5%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		525,000	437,063
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		315,000	323,663

			760,726
Retail (2.1%)
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		410,000	419,738
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		120,000	131,400
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		210,000	232,050
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		165,000	161,700
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		345,000	362,250
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		85,000	91,800
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		70,000	80,325
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		150,000	152,625
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		260,000	268,822
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		265,000	290,401
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25		65,000	64,735
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		325,000	325,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		450,000	456,980
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		325,000	325,813
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		190,000	200,450

			3,564,089
Technology (4.3%)
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		345,000	364,700
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		250,000	252,656
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		260,000	277,696
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		255,000	270,300
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26		125,000	127,266
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		140,000	145,950
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		95,000	97,619
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		95,000	110,693
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		890,000	1,045,020
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		75,000	78,014
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		93,000	99,887
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		260,000	269,765
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		775,000	689,750
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		160,000	162,600
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		385,000	402,325
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		790,000	837,400
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		215,000	225,213
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		915,000	933,858
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		615,000	627,300
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		170,000	184,132

			7,202,144
Textiles (0.4%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		125,000	131,875
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		325,000	337,932
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		130,000	133,006

			602,813
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		440,000	473,550

			473,550
Transportation (0.8%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		480,000	498,374
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		750,000	767,344

			1,265,718
Utilities and power (3.1%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		520,000	534,300
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		180,000	191,718
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		100,000	106,536
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		195,000	180,637
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		80,000	74,544
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		120,000	115,650
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		250,000	259,720
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		460,000	471,104
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		65,000	66,255
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		35,000	34,934
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		445,000	526,145
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	79,781
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		80,000	84,600
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		155,000	167,206
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		210,000	231,389
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		155,000	168,563
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		525,000	499,522
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		310,000	315,749
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		130,000	125,784
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		415,000	623
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	147,355
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		35,000	37,285
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		185,000	195,212
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		270,000	281,813
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		200,000	209,600

			5,106,025

Total corporate bonds and notes (cost $145,578,353)			$147,226,786

SENIOR LOANS (5.5%)(a)(c)
	Principal amount	Value
Basic materials (0.6%)
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.261%, 9/6/24	$68,887	$64,280
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.901%, 4/12/25	183,595	180,267
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	205,000	190,650
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.256%, 6/26/25	386,566	375,774
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.151%, 10/1/25	183,092	176,684

		987,655
Capital goods (0.7%)
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.523%, 4/3/24	405,212	381,744
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.251%, 4/12/26	68,811	63,330
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	345,599	325,727
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	367,936	360,669

		1,131,470
Communication services (0.2%)
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	134,663	134,494
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	169,150	163,783

		298,277
Consumer cyclicals (1.9%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.761%, 8/21/26	445,500	405,045
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	229,591	228,635
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	292,003	289,448
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.25%), 12.486%, 10/4/23	85,000	96,050
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	229,425	220,822
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	129,025	122,187
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	732,081	724,761
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.397%, 10/1/25	277,928	275,019
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	270,000	162,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.248%, 2/28/25	188,459	161,447
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 7.22%, 11/28/22	271,258	211,581
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	267,975	260,807

		3,157,802
Consumer staples (0.3%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	584,701	543,854

		543,854
Energy (0.3%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	120,000	43,200
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	536,564	532,875

		576,075
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	183,613	182,727

		182,727
Health care (0.7%)
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 10/5/25	665,000	649,484
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.406%, 6/30/25	444,133	424,702

		1,074,186
Technology (0.7%)
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	170,000	173,542
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	275,000	273,350
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	91,840	89,989
Star Merger Sub, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.895%, 2/8/26	144,275	142,760
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	115,000	117,156
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/3/26	350,000	348,523

		1,145,320

Total senior loans (cost $9,457,484)		$9,097,366

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $79,504) (Cayman Islands)(RES)	$114,839	$17,226
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	403,000	369,953
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	280,000	431,387
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23 (In default)(NON)	96,000	21,600
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	185,000	244,316
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	125,000	180,404
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	131,000	140,948

Total convertible bonds and notes (cost $1,418,062)		$1,405,834

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value
Broadcom, Inc. 8.00% cv. pfd.	240	$299,220
CenterPoint Energy, Inc. $3.50 cv. pfd.	6,830	248,885
Danaher Corp. 4.75% cv. pfd.	235	347,577
KKR & Co., Inc. $3.00 cv. pfd.(NON)	5,249	272,948

Total convertible preferred stocks (cost $1,056,815)		$1,168,630

COMMON STOCKS (0.5%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	1,941	$9,773
CHC Group, LLC (Units) (acquired 3/23/17, cost $32,379) (Cayman Islands)(RES)(NON)	2,233	22
CIT Group, Inc.	6,345	112,370
Clear Channel Outdoor Holdings, Inc.(NON)	30,412	30,412
Crown Castle International Corp.(R)	2,052	341,658
iHeartMedia, Inc. Class A(NON)	12,745	103,489
MWO Holdings, LLC (Units)(F)	281	—
PPL Corp.	9,410	256,046
Tervita Corp. (Canada)(NON)	748	1,461
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	40,277
Tribune Media Co. Class 1C	93,841	9,384

Total common stocks (cost $2,030,694)		$904,892

PREFERRED STOCKS (0.2%)(a)
	Shares	Value
2020 Cash Exchange Trust 144A 5.25% cv. pfd.(NON)	353	$379,750

Total preferred stocks (cost $353,000)		$379,750

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	189	$1,389
Stearns Holdings, LLC Class B(F)	11/5/39	0.01	39,447	39,447

Total warrants (cost $43,654)				$40,836

SHORT-TERM INVESTMENTS (2.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	4,386,735	$4,386,735

Total short-term investments (cost $4,386,735)		$4,386,735
TOTAL INVESTMENTS

Total investments (cost $164,324,797)		$164,610,829

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $651,180) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	12/16/20	$385,682	$390,343	$4,661
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/21/20	142,024	139,119	(2,905)
	UBS AG
		British Pound	Sell	12/16/20	117,864	121,718	3,854

	Unrealized appreciation						8,515

	Unrealized (depreciation)						(2,905)

	Total						$5,610
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $165,816,856.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,248, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
Short-term investments
	Putnam Short Term Investment Fund*	$7,253,537	$72,557,867	$75,424,669	$25,476	$4,386,735

	Total Short-term investments	$7,253,537	$72,557,867	$75,424,669	$25,476	$4,386,735
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $2,458 to cover certain derivative contracts, tender option bonds.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities (*** and total return swap contracts***) taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. {*** At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. / At the close of the reporting period, fair value pricing was used for certain foreign securities and total return swaps in the portfolio. / At the close of the reporting period, fair value pricing was used for certain foreign total return swaps in the portfolio.***} Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,905 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,461	$—	$—
Communication services	—	341,658	—
Consumer cyclicals	133,901	9,384	—
Energy	—	22	—
Financials	112,370	—	—
Health care	9,773	—	—
Utilities and power	256,046	40,277	—

Total common stocks	513,551	391,341	—
Convertible bonds and notes	—	1,405,834	—
Convertible preferred stocks	821,053	347,577	—
Corporate bonds and notes	—	147,226,163	623
Preferred stocks	—	379,750	—
Senior loans	—	9,097,366	—
Warrants	1,389	—	39,447
Short-term investments	4,386,735	—	—

Totals by level	$5,722,728	$158,848,031	$40,070
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$5,610	$—

Totals by level	$—	$5,610	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$630,000
Warrants (number of warrants)	36,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com